Risk Report - Asset Quality - Financial Assets at amortized cost - Forborne financial assets at amortized cost (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Stages of Forborne financial assets at amortized cost [Domain Member] | Total Forebone financial assets at amortized cost [Member]
Forborne financial assets at amortized cost [Line Items]
German	€ 3,379	€ 3,665
Non-German	7,764	10,076
Total Forborne financial assets at amortized cost (German and Non German)	11,143	13,741
Stage 1 [Member] | Performing Forborne financial assets at amortized cost [Member]
Forborne financial assets at amortized cost [Line Items]
German	729	690
Non-German	1,254	2,478
Total Forborne financial assets at amortized cost (German and Non German)	1,983	3,168
Stage 1 [Member] | Non performing Forborne financial assets at amortized cost [Member]
Forborne financial assets at amortized cost [Line Items]
German	0
Non-German	60	135
Total Forborne financial assets at amortized cost (German and Non German)	60	135
Stage 2 [Member] | Performing Forborne financial assets at amortized cost [Member]
Forborne financial assets at amortized cost [Line Items]
German	1,563	1,903
Non-German	3,139	3,489
Total Forborne financial assets at amortized cost (German and Non German)	4,702	5,391
Stage 2 [Member] | Non performing Forborne financial assets at amortized cost [Member]
Forborne financial assets at amortized cost [Line Items]
German	21	17
Non-German	13	25
Total Forborne financial assets at amortized cost (German and Non German)	34	42
Stage 3 [Member] | Non performing Forborne financial assets at amortized cost [Member]
Forborne financial assets at amortized cost [Line Items]
German	1,066	1,056
Non-German	3,299	3,949
Total Forborne financial assets at amortized cost (German and Non German)	€ 4,365	€ 5,004